Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Net revenues:
Commissions and fees	$ 253,645		1,580,234		1,510,886		1,233,297
Other service fees	944		5,883		5,789		640
Total net revenues	254,589		1,586,117		1,516,675		1,233,937
Operating costs and expenses:
Commissions and fees	(174,285)		(1,085,809)		(796,843)		(541,239)
Selling expenses	(12,592)		(78,449)		(77,802)		(60,055)
General and administrative expenses	(57,147)	[1]	(356,033)	[1]	(333,281)	[1]	(233,518)	[1]
Impairment loss on goodwill and intangible assets					(1,057,522)		(4,600)
Total operating costs and expenses	(244,024)		(1,520,291)		(2,265,448)		(839,412)
Income (loss) from operations	10,565		65,826		(748,773)		394,525
Other income, net:
Investment income							41,244
Interest income	14,498		90,323		52,031		26,771
Finance cost	(391)		(2,439)				(5)
Other, net	1,082		6,742		22,436		351
Income (loss) from continuing operations before income taxes and income of affiliates and discontinued operations	25,754		160,452		(674,306)		462,886
Income tax expense	(8,085)		(50,373)		(84,030)		(89,125)
Share of income of affiliates	2,353		14,658		14,246		12,904
Net income (loss) from continuing operations	20,022		124,737		(744,090)		386,665
Net income from discontinued operations, net of tax					127,553		29,665
Net income (loss)	20,022		124,737		(616,537)		416,330
Less: Net loss attributable to the noncontrolling interests	(926)		(5,773)		(317,163)		(5,978)
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948		130,510		(299,374)		422,308
Basic:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ 0.02		0.13		(0.43)		0.41
Net income from discontinued operations (in RMB or dollars per share)					0.13		0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02		0.13		(0.30)		0.44
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ 0.02		0.13		(0.43)		0.40
Net income from discontinued operations (in RMB or dollars per share)					0.13		0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02		0.13		(0.30)		0.43
Basic:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ 0.42		2.60		(8.51)		8.20
Net income from discontinued operations (in RMB or dollars per ADS)					2.54		0.62
Net income (loss) (in RMB or dollars per ADS)	$ 0.42		2.60		(5.97)		8.82
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ 0.42		2.60		(8.51)		7.93
Net income from discontinued operations (in RMB or dollars per ADS)					2.54		0.60
Net income (loss) (in RMB or dollars per ADS)	$ 0.42		2.60		(5.97)		8.53
Shares used in calculating net income (loss) per share:
Basic (in shares)	1,002,308,275		1,002,308,275		1,002,810,673		958,029,717
Diluted (in shares)	1,005,301,969		1,005,301,969		1,002,810,673		990,318,528
Net income (loss)	20,022		124,737		(616,537)		416,330
Other comprehensive loss, net of tax: Foreign currency translation adjustments	(398)		(2,481)		(18,291)		(10,818)
Comprehensive income (loss)	19,624		122,256		(634,828)		405,512
Less: Comprehensive loss attributable to the noncontrolling interests	(926)		(5,773)		(317,163)		(5,978)
Comprehensive income (loss) attributable to the CNinsure Inc's shareholders	$ 20,550		128,029		(317,665)		411,490

[1]	Including share-based compensation expenses of RMB22,211 RMB57,003 and RMB66,878 (US$10,735) for the years ended December 31, 2010, 2011 and 2012, respectively.